Segmented Information (Tables)	6 Months Ended
Jun. 30, 2019
Segment Reporting [Abstract]
Schedule of Significant Inter-company Transactions
Inter-company balances, transactions and profit are eliminated on consolidation, except for certain inter-company transactions between non-regulated and regulated entities in accordance with accounting standards for rate-regulated entities, which are summarized below.

	Quarter Ended		Year-to-Date
	June 30		June 30
($ millions)	2019	2018	2019	2018
Sale of capacity from Waneta Expansion to FortisBC Electric (1)	1	4	17	19
Lease of gas storage capacity and gas sales from Aitken Creek to FortisBC Energy	6	6	12	13
(1)
Reflects amounts to the April 16, 2019, disposition of the Waneta Expansion hydroelectric generating facility ("Waneta Expansion") (Note 11)

Schedule of Information by Reportable Segment

	REGULATED								NON-REGULATED
Quarter Ended									Energy		Inter-
June 30, 2019		UNS	Central	FortisBC	Fortis	FortisBC	Other	Sub	Infra-	Corporate	segment
($ millions)	ITC	Energy	Hudson	Energy	Alberta	Electric	Electric	Total	structure	and Other	eliminations	Total
Revenue	428	500	199	235	150	90	343	1,945	25	—	—	1,970
Energy supply costs	—	164	58	63	—	15	195	495	1	—	—	496
Operating expenses	132	161	107	78	36	27	46	587	9	7	—	603
Depreciation and amortization	68	74	19	59	53	15	44	332	5	1	—	338
Gain on disposition	—	—	—	—	—	—	—	—	—	577	—	577
Operating income	228	101	15	35	61	33	58	531	10	569	—	1,110
Other income, net	12	5	4	3	—	1	—	25	1	17	—	43
Finance charges	79	33	11	34	27	18	19	221	(1)	43	—	263
Income tax expense	39	13	1	(6)	—	1	6	54	1	70	—	125
Net earnings	122	60	7	10	34	15	33	281	11	473	—	765
Non-controlling interests	21	—	—	—	—	—	4	25	3	—	—	28
Preference share dividends	—	—	—	—	—	—	—	—	—	17	—	17
Net earnings attributable to common equity shareholders	101	60	7	10	34	15	29	256	8	456	—	720
Goodwill	8,037	1,809	591	913	228	235	252	12,065	27	—	—	12,092
Total assets	19,533	9,884	3,574	6,885	4,732	2,267	4,085	50,960	671	187	(119)	51,699
Capital expenditures	301	156	78	104	95	26	68	828	7	8	—	843

Quarter Ended
June 30, 2018
($ millions)
Revenue	374	530	201	226	143	89	336	1,899	49	—	(1)	1,947
Energy supply costs	—	186	63	50	—	19	189	507	—	—	—	507
Operating expenses	109	157	97	75	39	24	43	544	6	4	(1)	553
Depreciation and amortization	57	67	18	55	48	15	40	300	8	1	—	309
Operating income	208	120	23	46	56	31	64	548	35	(5)	—	578
Other income, net	11	4	3	1	—	—	1	20	—	(2)	—	18
Finance charges	70	25	11	34	24	10	19	193	2	48	—	243
Income tax expense	45	18	3	6	—	6	7	85	—	(24)	—	61
Net earnings	104	81	12	7	32	15	39	290	33	(31)	—	292
Non-controlling interests	18	—	—	—	—	—	4	22	13	—	—	35
Preference share dividends	—	—	—	—	—	—	—	—	—	17	—	17
Net earnings attributable to common equity shareholders	86	81	12	7	32	15	35	268	20	(48)	—	240
Goodwill	8,082	1,819	594	913	227	235	253	12,123	27	—	—	12,150
Total assets	18,786	9,451	3,376	6,347	4,550	2,210	3,930	48,650	1,566	84	(51)	50,249
Capital expenditures	245	144	59	114	104	25	72	763	29	—	—	792

	REGULATED								NON-REGULATED
Year-to-Date									Energy		Inter-
June 30, 2019		UNS	Central	FortisBC	Fortis	FortisBC	Other	Sub	Infra-	Corporate	segment
($ millions)	ITC	Energy	Hudson	Energy	Alberta	Electric	Electric	Total	structure	and Other	eliminations	Total
Revenue	836	1,043	476	720	295	209	769	4,348	61	—	(3)	4,406
Energy supply costs	—	396	150	244	—	55	482	1,327	2	—	—	1,329
Operating expenses	256	313	225	161	77	52	93	1,177	23	22	(3)	1,219
Depreciation and amortization	131	148	39	118	105	31	86	658	13	1	—	672
Gain on disposition	—	—	—	—	—	—	—	—	—	577	—	577
Operating income	449	186	62	197	113	71	108	1,186	23	554	—	1,763
Other income, net	22	14	8	6	1	2	1	54	2	25	—	81
Finance charges	156	66	22	69	52	36	39	440	—	92	—	532
Income tax expense	81	19	9	24	1	6	11	151	1	39	—	191
Net earnings	234	115	39	110	61	31	59	649	24	448	—	1,121
Non-controlling interests	41	—	—	—	—	—	7	48	8	—	—	56
Preference share dividends	—	—	—	—	—	—	—	—	—	34	—	34
Net earnings attributable to common equity shareholders	193	115	39	110	61	31	52	601	16	414	—	1,031
Goodwill	8,037	1,809	591	913	228	235	252	12,065	27	—	—	12,092
Total assets	19,533	9,884	3,574	6,885	4,732	2,267	4,085	50,960	671	187	(119)	51,699
Capital expenditures	537	323	142	174	202	51	124	1,553	13	17	—	1,583

Year-to-Date
June 30, 2018
($ millions)
Revenue	728	974	476	655	284	201	733	4,051	97	—	(4)	4,144
Energy supply costs	—	348	182	184	—	62	459	1,235	1	—	—	1,236
Operating expenses	212	296	202	151	81	50	88	1,080	19	11	(4)	1,106
Depreciation and amortization	113	132	35	110	95	30	79	594	16	1	—	611
Operating income	403	198	57	210	108	59	107	1,142	61	(12)	—	1,191
Other income, net	21	6	5	2	—	1	—	35	—	(8)	—	27
Finance charges	138	50	21	67	49	20	38	383	3	93	—	479
Income tax expense	77	23	8	40	—	9	11	168	2	(87)	—	83
Net earnings	209	131	33	105	59	31	58	626	56	(26)	—	656
Non-controlling interests	37	—	—	—	—	—	5	42	18	—	—	60
Preference share dividends	—	—	—	—	—	—	—	—	—	33	—	33
Net earnings attributable to common equity shareholders	172	131	33	105	59	31	53	584	38	(59)	—	563
Goodwill	8,082	1,819	594	913	227	235	253	12,123	27	—	—	12,150
Total assets	18,786	9,451	3,376	6,347	4,550	2,210	3,930	48,650	1,566	84	(51)	50,249
Capital expenditures	468	269	107	200	223	54	125	1,446	31	—	—	1,477